Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2020
Other Liabilities Disclosure [Abstract]
Schedule of Other Current Liabilities
a.	Other current liabilities:

	March 31,
	2020	2019
Returns reserve	$61,406	$63,818
Medicaid and indirect rebates	37,110	31,947
Accrued income taxes	22,511	16,950
Employees and payroll accruals	20,195	21,057
Accrued expenses	15,616	16,308
Marketable securities	9,168	2,005
Royalties	8,523	863
Due to customers	4,452	1,550
Derivative instruments	3,811	3,769
Legal and audit fees	2,743	2,253
Lease liability	1,514	—
Suppliers of property, plant and equipment	1,418	4,654
Settlements and loss contingencies	961	1,841
Deferred revenue	237	9,439
Other	4,208	5,307
	$193,873	$181,761

Schedule of Other Long-Term Liabilities
b.	Other long-term liabilities:

	March 31,
	2020	2019
Deferred revenue	$1,347	$1,572
Accrued severance pay	1,278	1,345
Other	2,742	1,481
	$5,367	$4,398